COLUMBIA MANAGEMENT                                   MA5-515-11-05
                                               One Financial Center
                                        Boston, Massachusetts 02111




May 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Columbia Funds Variable Insurance Trust (formerly SteinRoe Variable Investment Trust)(the "Trust")
         Columbia Asset Allocation Fund, Variable Series
         Columbia Federal Securities Fund, Variable Series
         Columbia International Fund, Variable Series
         Columbia Large Cap Growth Fund Variable Series
         Columbia Large Cap Value Fund, Variable Series
         Columbia Mid Cap Value Fund, Variable Series
         Columbia Money Market Fund, Variable Series
         Columbia S&P 500 Index Fund, Variable Series
         Columbia Small Cap Value Fund, Variable Series
         Columbia Small Company Growth Fund, Variable Series
         Columbia Strategic Income Fund, Variable Series (collectively, the
         Funds)
         Registration File Nos.:  811-5199 and 33-14954


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2007, for the Funds do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2007.

Very truly yours,

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

/s/MaryEllen McLaughlin
MaryEllen McLaughlin

Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

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